Operating Segments - Summary of Bank's Financial Results by Geographic Region (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Canada [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	$ (115)	$ 4
Peru [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	3	7
Other International [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	140	158
Caribbean And Central America [Member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	117	90
Chile [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	10	$ 9
Colombia [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	$ (2)